Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Amortized Cost, Cash	$ 201,841	$ 218,289
Amortized Cost, Total cash and cash equivalents		439,488	$ 164,944
Gross Unrealized Gain, Total cash and cash equivalents
Gross Unrealized Loss, Total cash and cash equivalents
Aggregate Fair Value, Total cash and cash equivalents		439,488	164,944
Investments:
Amortized Cost, Total investments		218,289	39,956
Gross Unrealized Gain, Total investments		16	2
Gross Unrealized Loss, Total investments		(87)	(4)
Aggregate Fair Value, Total investments		218,218	39,954
Amortized Cost, Total assets measured at fair value on a recurring basis		657,777	204,900
Gross Unrealized Gain, Total assets measured at fair value on a recurring basis		16	2
Gross Unrealized Loss, Total assets measured at fair value on a recurring basis		(87)	(4)
Aggregate Fair Value, Total assets measured at fair value on a recurring basis	619,094	657,706	204,898
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Amortized Cost, Cash		114,533	138,977
Gross Unrealized Gain, Cash
Gross Unrealized Loss, Cash
Aggregate Fair Value, Cash		114,533	138,977
Amortized Cost, Money market funds	328,933	324,955	23,568
Gross Unrealized Gain, Money market funds
Gross Unrealized Loss, Money market funds
Aggregate Fair Value, Money market funds		324,955	23,568
Investments:
Amortized Cost, Commercial paper			2,399
Gross Unrealized Gain, Commercial paper
Gross Unrealized Loss, Commercial paper
Aggregate Fair Value, Commercial paper			2,399
Fair Value, Inputs, Level 2 [Member] | Commercial paper [Member]
Investments:
Amortized Cost, Commercial paper		177,852	33,863
Gross Unrealized Gain, Commercial paper		16	2
Gross Unrealized Loss, Commercial paper		(57)	(2)
Aggregate Fair Value, Commercial paper		177,811	33,863
Fair Value, Inputs, Level 2 [Member] | U.S. Treasuries [Member]
Investments:
Amortized Cost, U.S. Treasuries	60,612	12,021
Gross Unrealized Gain, U.S. Treasuries
Gross Unrealized Loss, U.S. Treasuries	(430)	(9)
Aggregate Fair Value, U.S. Treasuries	60,182	12,012
Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member]
Investments:
Amortized Cost, Asset-backed securities	4,011	12,084
Gross Unrealized Gain, Asset-backed securities
Gross Unrealized Loss, Asset-backed securities	(11)	(8)
Aggregate Fair Value, Asset-backed securities	4,000	12,076
Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Investments:
Amortized Cost, Corporate bonds	$ 9,405	16,332	6,093
Gross Unrealized Gain, Corporate bonds
Gross Unrealized Loss, Corporate bonds		(13)	(2)
Aggregate Fair Value, Corporate bonds		$ 16,319	$ 6,091